Employee Benefits - Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets (Parenthetical) (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Disclosure of net defined benefit liability (asset) [line items]
Total net defined benefit liabilities (asset)	¥ 136,777
Retirement benefit assets	¥ 168,488